SUBSEQUENT EVENTS	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS

The Company completed an evaluation of the impact of any subsequent events through the date the consolidated financial statements were available to issued and determined no required disclosure in the consolidated financial statements.

13.	SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after the consolidated balance sheet date of December 31, 2020 through May 27, 2021, the date these consolidated financial statements were available to be issued.

On April 19, 2021, CompoSecure entered into a merger agreement with Roman DBDR Tech Acquisition Corp (“Roman”), a Delaware corporation to merge, subject to the terms and conditions set in the agreement. Roman, a special purpose acquisition company, announced that CompoSecure and Roman had entered into a definitive merger agreement. Upon Closing of the transaction, the combined company will operate as CompoSecure, Inc. and will trade on the Nasdaq stock market.

ROMAN DBDR TECH ACQUISITION CORP.
SUBSEQUENT EVENTS

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.